COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	87.2%
BANK LOAN	5.0%
Apollo Senior Floating Rate Fund, Inc.		272,637	$4,307,664
Ares Dynamic Credit Allocation Fund, Inc.		255,225	4,132,093
Blackstone Long-Short Credit Income Fund		162,227	2,460,983
Blackstone Senior Floating Rate Term Fund		11,583	190,193
Invesco Dynamic Credit Opportunities Fund		420,984	4,925,513
Nuveen Credit Strategies Income Fund		400,081	2,624,531

			18,640,977

COMMODITIES—FOREIGN	2.5%
Sprott Physical Gold and Silver Trust (Canada)(a)		349,733	5,990,926
Sprott Physical Gold Trust (Canada)(a)		26,883	370,985
Sprott Physical Platinum & Palladium Trust (Canada)(a)		51,743	740,960
Sprott Physical Silver Trust (Canada)(a)		295,095	2,266,330

			9,369,201

CONVERTIBLE	0.5%
Virtus AllianzGI Convertible & Income Fund		137,335	818,517
Virtus AllianzGI Convertible & Income Fund II		222,489	1,154,718

			1,973,235

DIVERSIFIED EMERGING MARKETS EQUITY	0.3%
Templeton Emerging Markets Fund		66,299	1,125,094

DIVERSIFIED EMERGING MARKETS EQUITY—FOREIGN	0.2%
Templeton Emerging Markets Investment Trust PLC (United Kingdom)		315,805	765,928

DIVERSIFIED MUNICIPAL	10.0%
BlackRock Long-Term Municipal Advantage Trust		47,384	640,632
BlackRock Muni Intermediate Duration Fund, Inc.		93,938	1,428,797
BlackRock MuniHoldings Fund, Inc.		94,824	1,552,269
BlackRock MuniHoldings Quality Fund II, Inc.		94,791	1,308,116
BlackRock MuniVest Fund, Inc.		277,758	2,630,368
BlackRock MuniYield Quality Fund III, Inc.		217,274	3,189,582
BlackRock MuniYield Quality Fund, Inc.		94,402	1,529,312
Eaton Vance Municipal Bond Fund		33,387	446,718
Eaton Vance Municipal Income Trust		41,072	568,026
Nuveen AMT-Free Municipal Credit Income Fund		181,819	3,118,196
Nuveen AMT-Free Quality Municipal Income Fund		344,782	5,237,239
Nuveen Dynamic Municipal Opportunities Fund		22,421	358,736
Nuveen Municipal Credit Income Fund		204,591	3,420,761

		Shares	Value
Nuveen Municipal Credit Opportunities Fund		337,231	$5,095,560
Nuveen Municipal High Income Opportunity Fund		38,656	570,563
Nuveen Quality Municipal Income Fund		367,534	5,740,881
Western Asset Managed Municipals Fund, Inc.		28,602	381,551
Western Asset Municipal Partners Fund, Inc.		35,194	551,490

			37,768,797

GLOBAL EQUITY	1.3%
Aberdeen Total Dynamic Dividend Fund		485,704	4,730,757

GLOBAL HYBRID	0.4%
Blackrock Capital Allocation Trust		69,128	1,396,386

GLOBAL INCOME	3.6%
Nuveen Global High Income Fund		59,569	956,678
PIMCO Dynamic Income Fund		84,620	2,249,199
PIMCO Dynamic Income Opportunities Fund		461,915	9,690,977
Western Asset Global High Income Fund, Inc.		70,333	724,430

			13,621,284

HIGH YIELD	7.2%
Apollo Tactical Income Fund, Inc.		49,201	778,360
Barings Global Short Duration High Yield Fund		90,248	1,543,241
BlackRock Corporate High Yield Fund, Inc.		74,589	909,986
DoubleLine Yield Opportunities Fund		110,530	2,112,228
KKR Income Opportunities Fund		77,776	1,273,971
New America High Income Fund, Inc.		57,850	552,467
PGIM Global High Yield Fund, Inc.		319,524	4,920,670
PGIM High Yield Bond Fund, Inc.		310,461	5,041,887
PGIM Short Duration High Yield Opportunities Fund		55,533	1,042,354
Pioneer Diversified High Income Fund, Inc.		158,069	2,456,392
Wells Fargo Income Opportunities Fund		743,129	6,539,535

			27,171,091

INVESTMENT GRADE	0.5%
Western Asset Global Corporate Defined Opportunity Fund, Inc.		104,691	1,887,579

MASTER LIMITED PARTNERSHIPS	3.0%
First Trust Energy Income and Growth Fund		16,130	218,723
First Trust Energy Infrastructure Fund		254,179	3,240,782
First Trust MLP and Energy Income Fund		440,973	3,175,006

		Shares	Value
First Trust New Opportunities MLP & Energy Fund		676,039	$3,839,901
PIMCO Energy & Tactical Credit Opportunities Fund		65,819	803,650

			11,278,062

MULTI-SECTOR	9.7%
BlackRock Credit Allocation Income Trust IV		124,422	1,884,993
DoubleLine Income Solutions Fund		582,581	10,346,639
Guggenheim Strategic Opportunities Fund		20,045	383,862
PIMCO Dynamic Credit and Mortgage Income Fund		613,682	12,967,101
PIMCO Global StocksPLUS & Income Fund		114,929	1,243,532
PIMCO High Income Fund		820,079	5,150,096
PIMCO Income Opportunity Fund		114,779	2,813,233
PIMCO Income Strategy Fund II		154,500	1,566,630

			36,356,086

OPTION INCOME	11.1%
BlackRock Enhanced Capital and Income Fund, Inc.		132,886	2,684,297
Blackrock ESG Capital Allocation Trust[a]		100,000	2,010,000
BlackRock Science & Technology Trust		69,785	3,639,986
Eaton Vance Enhanced Equity Income Fund		219,489	3,928,853
Eaton Vance Tax-Managed Diversified Equity Income Fund		700,804	9,776,216
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		1,028,203	10,271,748
Guggenheim Enhanced Equity Income Fund		1,029,461	9,553,398

			41,864,498

PREFERRED	2.5%
John Hancock Preferred Income Fund		50,510	1,085,965
John Hancock Preferred Income Fund III		61,005	1,142,624
Nuveen Preferred & Income Securities Fund		167,459	1,641,098
Nuveen Preferred & Income Term Fund		56,037	1,389,718
Nuveen Preferred Income Opportunities Fund		410,847	4,067,385

			9,326,790

REAL ESTATE	2.2%
Aberdeen Global Premier Properties Fund		325,232	1,970,906
CBRE Clarion Global Real Estate Income Fund		177,432	1,483,332
Nuveen Real Asset Income and Growth Fund		154,581	2,357,360
Nuveen Real Estate Income Fund		239,190	2,540,198

			8,351,796

		Shares	Value
SECTOR EQUITY	2.4%
Blackrock Health Science Trust II		50,994	$1,375,818
Tekla Healthcare Investors		100,619	2,572,828
Tekla Healthcare Opportunities Fund		104,728	2,372,089
Tekla Life Sciences Investors		125,888	2,618,471

			8,939,206

SHORT DURATION	2.5%
BlackRock Limited Duration Income Trust		64,149	1,096,306
Eaton Vance Limited Duration Income Fund		628,821	8,287,861

			9,384,167

U.S. GENERAL EQUITY	20.1%
Adams Diversified Equity Fund, Inc.		728,246	14,419,271
Boulder Growth & Income Fund, Inc.		251,513	3,297,335
Eaton Vance Tax-Advantaged Dividend Income Fund		310,050	8,510,872
Eaton Vance Tax-Advantaged Global Dividend Income Fund		555,899	11,829,531
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund		26,492	798,204
Gabelli Dividend & Income Trust		498,124	12,846,618
Gabelli Equity Trust, Inc.		732,237	4,869,376
General American Investors Co., Inc.		49,227	2,119,715
Liberty All-Star Equity Fund		138,815	1,193,809
Liberty All-Star Growth Fund, Inc.		277,509	2,394,903
Nuveen Core Equity Alpha Fund		112,476	1,923,339
Royce Value Trust, Inc.		619,903	11,170,652

			75,373,625

U.S. HYBRID	0.2%
Virtus AllianzGI Equity & Convertible Income Fund		31,988	942,686

UTILITIES	2.0%
DNP Select Income Fund, Inc.		688,067	7,334,794

TOTAL CLOSED-END FUNDS (Identified cost—$298,809,887)			327,602,039

EXCHANGE-TRADED FUNDS	11.6%
COMMODITIES	0.6%
iShares Silver Trust(a)		110,984	2,277,392

HIGH YIELD	0.5%
iShares iBoxx High Yield Corporate Bond ETF		21,488	1,879,985

		Shares	Value
REAL ESTATE	1.2%
Vanguard Real Estate ETF Trust		44,977	$4,577,759

SECTOR EQUITY	0.5%
iShares Nasdaq Biotechnology ETF		12,802	2,069,827

U.S. GENERAL EQUITY	8.8%
Consumer Discretionary Select Sector SPDR ETF		30,835	5,533,341
Invesco S&P 500 Equal Weight Consumer Discretionary ETF		21,367	3,081,121
Invesco S&P 500 Equal Weight ETF		12,769	1,913,052
iShares Russell 2000 ETF		26,163	5,723,156
iShares Russell 2000 Value ETF		6,052	969,712
SPDR S&P 500 ETF Trust		19,033	8,167,822
Vanguard S&P 500 ETF		19,431	7,663,586

			33,051,790

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$32,698,475)			43,856,753

COMMON STOCK—FINANCIAL	0.5%
Berkshire Hathaway, Inc., Class B(a)		6,843	1,867,729

TOTAL COMMON STOCK (Identified cost—$1,744,534)			1,867,729

SHORT-TERM INVESTMENTS	0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(b)		344,205	344,205

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$344,205)			344,205

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$333,597,101)	99.4%		373,670,726
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		2,103,529

NET ASSETS (Equivalent to $13.76 per share based on 27,317,749 shares of common stock outstanding)	100.0%		$375,774,255

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$327,602,039	$327,602,039	$—	$—
Exchange-Traded Funds	43,856,753	43,856,753	—	—
Common Stock	1,867,729	1,867,729	—	—
Short-Term Investments	344,205	—	344,205	—

Total Investments in Securities(a)	$373,670,726	$373,326,521	$344,205	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.